Property and equipment (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment
Property and equipment by asset category is as follows:

	As of March 31,
	2025		2026		2026
	(In millions)
Land and premises	Rs.	73,661.4	Rs.	77,726.9	US$	828.4
Software and systems		91,890.4		110,626.3		1,179.0
Equipment and furniture		192,333.9		202,620.3		2,159.4

Property and equipment, at cost		357,885.7		390,973.5		4,166.8
Less: Accumulated depreciation		185,447.8		212,045.4		2,259.9

Property and equipment, net	Rs.	172,437.9	Rs.	178,928.1	US$	1,906.9